                               GOVERNMENT II FUND

                     SUPPLEMENT DATED APRIL 9, 1999, TO THE
           CLASS A AND CLASS B, CLASS C AND SWEEP CLASS PROSPECTUSES
                              DATED MAY 31, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE
PROSPECTUSES. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

           ---------------------------------------------------------

The following disclosure is inserted under the description of the Government II Fund in each prospectus:

    Since the Government II Fund invests exclusively in U.S. Treasury Obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, its income may not be subject to state or local taxation.

        ----------------------------------------------------------------

The prospectuses are hereby amended to reflect this change.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND
                            FEDERAL SECURITIES FUND

                     SUPPLEMENT DATED APRIL 9, 1999, TO THE
               CLASS A AND CLASS B PROSPECTUS DATED MAY 31, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

           ---------------------------------------------------------

As of September 10, 1998, the "Portfolios" of SEI Daily Income Trust were redesignated as Funds.

        ----------------------------------------------------------------

The Annual Operating Expense tables found on page 2 and 3 will be replaced with the following:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class A

--------------------------------------------------------------------------------------------------------------------------------
                                          MONEY      PRIME                                                             FEDERAL
                                          MARKET   OBLIGATION   GOVERNMENT   GOVERNMENT II   TREASURY   TREASURY II   SECURITIES
                                           FUND       FUND         FUND          FUND          FUND        FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Management/Advisory fees (after fee
 waiver) (1)                               .11%       .16%         .15%           .15%         .10%         .21%         .58%
--------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                 none       none         none          none          none        none          none
--------------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       .07%       .04%         .05%           .05%         .10%         .04%         .02%
--------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees (2)             .00%       .00%         .00%           .00%         .00%         .00%         .00%
--------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (3)(4)                           .18%       .20%         .20%           .20%         .20%         .25%         .60%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Manager and Adviser have waived a portion of their fees, and the management/advisory fees shown reflect these waivers. Absent such waivers, management' advisory fees would be .35% for the Money Market Fund, .26% for the Government, Treasury and Treasury II Funds, .62% for the Federal Securities Fund and .21% for the Prime Obligation and Government II Funds. Management/ advisory fee for the Money Market Fund has been restated to reflect current expenses.

(2) Reflects the anticipated level of Shareholder Servicing Fees for Class A shares. Please see "Distribution and Shareholder Servicing,"

(3) Absent these fee waivers, total operating expenses for the Class A shares of the Funds would be .64% for the Money Market Fund, .51% for the Treasury II Fund and .89% for the Federal Securities Fund. Total operating expenses for the Money Market and Treasury Funds have been restated to reflect current expenses.

(4) Total operating expenses for the Federal Securities Fund are estimated for the current fiscal year.

EXAMPLE                                                                  Class A

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            1 YR.   3 YRS.   5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
-----------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Prime Obligation Fund                                                                      $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund                                                                            $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Government II Fund                                                                         $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Treasury Fund                                                                              $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Treasury II Fund                                                                           $2      $ 6      $11       $26
-----------------------------------------------------------------------------------------------------------------------------
  Federal Securities Fund                                                                    $6      $19      $33       $75
-----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS A SHARES OF THE FUNDS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE FUNDS, EXCEPT THE FEDERAL SECURITIES FUND, ALSO OFFERS CLASS B, CLASS C AND SWEEP CLASS SHARES, AND THE GOVERNMENT FUND ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS B, CLASS C, CNI CLASS, AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class B

-------------------------------------------------------------------------------------------------------------------
                                          MONEY      PRIME
                                          MARKET   OBLIGATION   GOVERNMENT   GOVERNMENT II   TREASURY   TREASURY II
                                           FUND       FUND         FUND          FUND          FUND        FUND
-------------------------------------------------------------------------------------------------------------------
Management/Advisory fees (after fee
 waiver) (1)                               .11%       .16%         .15%           .15%         .10%         .21%
-------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                 none       none         none          none          none        none
-------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       .37%       .34%         .35%           .35%         .40%         .34%
-------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                 .25%       .25%         .25%           .25%         .25%         .25%
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (2)                              .48%       .50%         .50%           .50%         .50%         .55%
-------------------------------------------------------------------------------------------------------------------

(1) The Manager and Adviser have waived a portion of their fees, and the management/advisory fees shown reflect these waivers. Absent such waivers, management/advisory fees would be .35% for the Money Market Fund, .26% for the Government, Treasury and Treasury II Funds and .21% for the Prime Obligation and Government II Funds. Management/advisory fee for the Money Market Fund has been restated to reflect current expenses.

(2) Absent this fee waiver, total operating expenses for the Class B shares of the Funds would be .70% for the Money Market Fund, .55% for the Prime Obligation Fund, .61% for the Government Fund, .56% for the Government II Fund, .65% for the Treasury Fund and .60% for the Treasury II Fund. Total operating expenses for the Money Market and Treasury Funds have been restated to reflect current expenses.

EXAMPLE                                                                  Class B

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            1 YR.   3 YRS.   5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
-----------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          $5      $16      $28       $63
-----------------------------------------------------------------------------------------------------------------------------
  Prime Obligation Fund                                                                      $5      $16      $28       $63
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund                                                                            $5      $16      $28       $63
-----------------------------------------------------------------------------------------------------------------------------
  Government II Fund                                                                         $5      $16      $28       $63
-----------------------------------------------------------------------------------------------------------------------------
  Treasury Fund                                                                              $5      $16      $28       $63
-----------------------------------------------------------------------------------------------------------------------------
  Treasury II Fund                                                                           $6      $18      $31       $69
-----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS B SHARES OF THE FUNDS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE FUNDS ALSO OFFERS CLASS A, CLASS C AND SWEEP CLASS SHARES, AND THE GOVERNMENT FUND ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS C, CNI CLASS, AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

                         ------------------------------

The following disclosure is inserted on page 8 of the Prospectus under the description of the Government II Fund:

    Since the Government II Fund invests exclusively in U.S. Treasury Obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, its income may not be subject to state or local taxation.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

                     SUPPLEMENT DATED APRIL 9, 1999, TO THE
                     CLASS C PROSPECTUS DATED MAY 31, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

           ---------------------------------------------------------

As of September 10, 1998, the "Portfolios" of SEI Daily Income Trust were redesignated as Funds.

        ----------------------------------------------------------------

The Annual Operating Expense table found on page 2 will be replaced with the following:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class C

-------------------------------------------------------------------------------------------------------------------
                                          MONEY      PRIME
                                          MARKET   OBLIGATION   GOVERNMENT   GOVERNMENT II   TREASURY   TREASURY II
                                           FUND       FUND         FUND          FUND          FUND        FUND
-------------------------------------------------------------------------------------------------------------------
Management/Advisory fees (after fee
 waiver) (1)                               .11%       .16%         .15%           .15%         .10%         .21%
-------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                 none       none         none          none          none        none
-------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       .57%       .54%         .55%           .55%         .60%         .54%
-------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                 .25%       .25%         .25%           .25%         .25%         .25%
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (2)                              .68%       .70%         .70%           .70%         .70%         .75%
-------------------------------------------------------------------------------------------------------------------

(1) The Manager and Adviser have waived a portion of their fees, and the management/advisory fees shown reflect these waivers. Absent such waivers, management/advisory fees would be .35% for the Money Market Fund, 26% for the Government, Treasury and Treasury II Funds and .21% for the Prime Obligation and Government II Funds. Management/advisory fee for the Money Market Fund has been restated to reflect current expenses.

(2) Absent this fee waiver, total operating expenses for the Class C shares of the Funds would be .90% for the Money Market Fund, .76% for the Prime Obligation Fund, .81% for the Government Fund, .76% for the Government II Fund, .85% for the Treasury Fund and .81% for the Treasury II Fund. Total operating expenses for the Money Market and Treasury Funds have been restated to reflect current expenses.

EXAMPLE                                                                  Class C

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            1 YR.   3 YRS.   5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
-----------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          $7      $22      $39       $87
-----------------------------------------------------------------------------------------------------------------------------
  Prime Obligation Fund                                                                      $7      $22      $39       $87
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund                                                                            $7      $22      $39       $87
-----------------------------------------------------------------------------------------------------------------------------
  Government II Fund                                                                         $7      $22      $39       $87
-----------------------------------------------------------------------------------------------------------------------------
  Treasury Fund                                                                              $7      $22      $39       $87
-----------------------------------------------------------------------------------------------------------------------------
  Treasury II Fund                                                                           $8      $24      $42       $93
-----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS C SHARES OF THE FUNDS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE FUNDS ALSO OFFERS CLASS A, CLASS B AND SWEEP CLASS SHARES, AND THE GOVERNMENT FUND ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS B, CNI CLASS, AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

                         ------------------------------

The following disclosure is inserted on page 5 of the Prospectus under the description of the Government II Fund:

    Since the Government II Fund invests exclusively in U.S. Treasury Obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, its income may not be subject to state or local taxation.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

                     SUPPLEMENT DATED APRIL 9, 1999, TO THE
                   SWEEP CLASS PROSPECTUS DATED MAY 31, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

           ---------------------------------------------------------

As of September 10, 1998, the "Portfolios" of SEI Daily Income Trust were redesignated as Funds.

        ----------------------------------------------------------------

The Annual Operating Expense table found on page 2 will be replaced with the following:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)    Sweep Class

-------------------------------------------------------------------------------------------------------------------
                                          MONEY      PRIME
                                          MARKET   OBLIGATION   GOVERNMENT   GOVERNMENT II   TREASURY   TREASURY II
                                           FUND       FUND         FUND          FUND          FUND        FUND
-------------------------------------------------------------------------------------------------------------------
Management/Advisory fees (after fee
 waiver) (1)                               .11%       .16%         .15%           .15%         .10%         .21%
-------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                 .50%       .50%         .50%           .50%         .50%         .50%
-------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       .32%       .29%         .30%           .30%         .35%         .29%
-------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                 .25%       .25%         .25%           .25%         .25%         .25%
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (2)                              .93%       .95%         .95%           .95%         .95%        1.00%
-------------------------------------------------------------------------------------------------------------------

(1) The Manager and Adviser have waived a portion of their fees, and the management/advisory fees shown reflect these waivers. Absent such waivers, management/advisory fees would be .35% for the Money Market Fund, .26% for the Government, Treasury and Treasury II Funds and .21% for the Prime Obligation and Government II Funds.

(2) Absent this fee waiver, total operating expenses for the Sweep Class shares of the Funds would be 1.14% for the Money Market Fund, 1.01% for the Prime Obligation Fund, 1.06% for the Government Fund, 1.01% for the Government II Fund, 1.10% for the Treasury Fund and 1.06% for the Treasury II Fund. Total operating expenses for the Money Market and Treasury Funds have been restated to reflect current expenses.

EXAMPLE                                                              Sweep Class

-------------------------------------------------------------------------------------
                                                    1 YR.   3 YRS.   5 YRS.   10 YRS.
-------------------------------------------------------------------------------------
An investor would pay the following expenses on a
$1,000 investment assuming (1) a 5% annual return
and (2) redemption at the end of each time period:
-------------------------------------------------------------------------------------
  Money Market Fund                                  $10     $30      $53      $117
-------------------------------------------------------------------------------------
  Prime Obligation Fund                              $10     $30      $53      $117
-------------------------------------------------------------------------------------
  Government Fund                                    $10     $30      $53      $117
-------------------------------------------------------------------------------------
  Government II Fund                                 $10     $30      $53      $117
-------------------------------------------------------------------------------------
  Treasury Fund                                      $10     $30      $53      $117
-------------------------------------------------------------------------------------
  Treasury II Fund                                   $10     $32      $55      $122
-------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN SWEEP CLASS SHARES OF THE FUNDS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE FUNDS ALSO OFFERS CLASS A, CLASS B AND CLASS C SHARES, AND THE GOVERNMENT FUND ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS B, CLASS C AND CNI CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

                         ------------------------------

The following disclosure is inserted on page 5 of the Prospectus under the description of the Government II Fund:

    Since the Government II Fund invests exclusively in U.S. Treasury Obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, its income may not be subject to state or local taxation.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.